Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 1,367,275	$ 836,110
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,327,608	795,566
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	37,997	37,906
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,456	2,396
£
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	193	212
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 21	$ 30